Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Revenue from Contract with Customer [Abstract]
Contract assets, opening balance	$ 76.0
Contract liability, beginning balance	116.1
Performance obligations satisfied during the reporting period	94.2
Amortization of revenue	(68.7)
Unbilled demobilization revenue	2.6
Unbilled variable rate revenue	6.7
Performance obligations to be satisfied over time	2.6
Unbilled mobilization revenue	0.6
Cash received, excluding amounts recognized as revenue	11.3
Cash received against the contract asset balance	(73.7)
Contract assets, closing balance	106.4
Contract liability, closing balance	$ 61.3